EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Advertising - 0.5%
Advantage Solutions, Inc. (a)	1,617,758	$5,548,910
comScore, Inc. (a)	8,797	59,732
Entravision Communications Corp. - Class A	416,722	862,614
Fluent, Inc. (a)	53,767	196,787
Thryv Holdings, Inc. (a)	55,722	960,090
		7,628,133

Aerospace & Defense - 0.0%(b)
SIFCO Industries, Inc. (a)	6,050	28,133

Agricultural & Farm Machinery - 0.2%
Titan International, Inc. (a)	297,142	2,415,764

Agricultural Products & Services - 0.5%
Alico, Inc.	15,797	441,842
Fresh Del Monte Produce, Inc.	249,340	7,365,504
		7,807,346

Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	290,423	4,701,948
Radiant Logistics, Inc. (a)	205,373	1,320,549
		6,022,497

Alternative Carriers - 0.7%
Liberty Latin America Ltd. - Class A (a)	190,463	1,824,636
Liberty Latin America Ltd. - Class C (a)	891,148	8,456,994
		10,281,630

Aluminum - 0.1%
Century Aluminum Co. (a)	55,316	897,779

Apparel Retail - 2.3%
Abercrombie & Fitch Co. - Class A (a)	26,034	3,642,157
Caleres, Inc.	37,701	1,246,018
Cato Corp. - Class A	45,004	224,570
Citi Trends, Inc. (a)	24,083	442,405
Designer Brands, Inc. - Class A	284,001	2,095,927
Destination XL Group, Inc. (a)	63,344	186,231
Duluth Holdings, Inc. - Class B (a)	88,391	332,350
Foot Locker, Inc.	382,934	9,895,015
.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Apparel Retail - 2.3% (Continued)
Genesco, Inc. (a)	58,548	$1,590,749
Guess, Inc.	251,166	5,055,972
Lands' End, Inc. (a)	61,562	1,063,176
Shoe Carnival, Inc.	129,459	5,676,777
Tilly's, Inc. - Class A (a)	94,724	483,092
Zumiez, Inc. (a)	35,837	763,328
		32,697,767

Apparel, Accessories & Luxury Goods - 0.8%
Delta Apparel, Inc. (a)(c)	39,670	20
G-III Apparel Group Ltd. (a)	224,022	6,837,151
Jerash Holdings US, Inc.	700	2,107
Lakeland Industries, Inc.	12,129	243,793
Movado Group, Inc.	97,722	1,817,629
Superior Group of Cos., Inc.	81,637	1,264,557
Vera Bradley, Inc. (a)	144,210	787,387
Vince Holding Corp. (a)	5,901	10,917
		10,963,561

Application Software - 0.9%
E2open Parent Holdings, Inc. - Class A (a)	1,018,005	4,489,402
NCR Voyix Corp. (a)	576,686	7,825,629
NetSol Technologies, Inc. (a)	44,240	126,084
		12,441,115

Asset Management & Custody Banks - 0.0%(b)
Great Elm Group, Inc. (a)	3,406	6,506
Hennessy Advisors, Inc.	8,418	83,759
US Global Investors, Inc. - Class A	53,620	138,340
Westwood Holdings Group, Inc.	25,107	356,519
		585,124

Automobile Manufacturers - 0.5%
Winnebago Industries, Inc.	124,191	7,216,739

Automotive Parts & Equipment - 3.0%
Adient PLC (a)	294,782	6,653,230
American Axle & Manufacturing Holdings, Inc. (a)	524,226	3,239,717
China Automotive Systems, Inc.	136,737	628,990
Dana, Inc.	594,668	6,279,694
Holley, Inc. (a)	248,973	734,470
Kandi Technologies Group, Inc. (a)	93,439	192,484
.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Automotive Parts & Equipment - 3.0% (Continued)
Patrick Industries, Inc.	83,358	$11,867,678
Phinia, Inc.	228,196	10,503,862
Standard Motor Products, Inc.	105,343	3,497,388
Strattec Security Corp. (a)	4,616	196,919
		43,794,432

Automotive Retail - 0.0%(b)
CarParts.com, Inc. (a)	64,280	58,257
OneWater Marine, Inc. - Class A (a)	9,786	233,983
RumbleON, Inc. - Class B (a)(d)	66,150	316,859
Sonic Automotive, Inc. - Class A	969	56,667
		665,766

Biotechnology - 0.6%
Carisma Therapeutics, Inc. (a)	30,438	29,878
iTeos Therapeutics, Inc. (a)	65,767	671,481
Ovid Therapeutics, Inc. (a)	145,340	171,501
Vanda Pharmaceuticals, Inc. (a)	228,287	1,070,666
Vir Biotechnology, Inc. (a)	329,781	2,470,060
Voyager Therapeutics, Inc. (a)	44,809	262,133
XBiotech, Inc. (a)	62,551	483,519
Zymeworks, Inc. (a)	335,661	4,212,545
		9,371,783

Broadcasting - 1.3%
AMC Networks, Inc. - Class A (a)(d)	175,500	1,525,095
Cumulus Media, Inc. - Class A (a)	16,980	22,244
EW Scripps Co. - Class A (a)	276,838	621,501
Gray Television, Inc.	411,449	2,205,367
Saga Communications, Inc. - Class A	27,390	393,320
Salem Media Group, Inc. (a)	61,834	15,799
Sinclair, Inc.	232,090	3,550,977
TEGNA, Inc.	587,216	9,266,268
Townsquare Media, Inc. - Class A	53,830	546,913
Urban One, Inc. (a)	151,235	167,871
		18,315,355

Broadline Retail - 0.5%
Kohl's Corp.	353,123	7,450,895
Qurate Retail, Inc. - Class A (a)	509,444	310,812
		7,761,707

.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Building Products - 2.1%
American Woodmark Corp. (a)	84,792	$7,923,812
AZZ, Inc.	2,397	198,016
Caesarstone Ltd. (a)	36,053	164,402
JELD-WEN Holding, Inc. (a)	408,487	6,458,180
Masterbrand, Inc. (a)	618,736	11,471,365
Quanex Building Products Corp.	168,498	4,675,820
		30,891,595

Cable & Satellite - 0.6%
EchoStar Corp. - Class A (a)	320,985	7,966,848
WideOpenWest, Inc. (a)	42,168	221,382
		8,188,230

Cargo Ground Transportation - 0.9%
ArcBest Corp.	3,088	334,893
Covenant Logistics Group, Inc.	89,890	4,749,788
Heartland Express, Inc.	256,171	3,145,780
PAM Transportation Services, Inc. (a)	61,638	1,140,303
Universal Logistics Holdings, Inc.	98,155	4,231,462
		13,602,226

Casinos & Gaming - 0.2%
Bally's Corp. (a)	158,970	2,742,232
Century Casinos, Inc. (a)	75,727	193,861
Golden Entertainment, Inc.	8,420	267,672
		3,203,765

Coal & Consumable Fuels - 0.2%
CONSOL Energy, Inc.	1,449	151,638
Hallador Energy Co. (a)	221,897	2,092,488
NACCO Industries, Inc. - Class A	34,728	984,539
		3,228,665

Commercial & Residential Mortgage Finance - 1.2%
Federal Agricultural Mortgage Corp. - Class C	31,970	5,991,498
Guild Holdings Co. - Class A	269,881	4,488,121
LoanDepot, Inc. - Class A (a)	233,542	637,570
Onity Group, Inc. (a)	42,716	1,364,349
Security National Financial Corp. - Class A (a)	49,961	459,641
Velocity Financial, Inc. (a)	138,721	2,720,319
Waterstone Financial, Inc.	74,068	1,088,799
		16,750,297

.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Commercial Printing - 0.4%
Deluxe Corp.	220,391	$4,295,421
Quad/Graphics, Inc.	279,486	1,268,866
		5,564,287

Commodity Chemicals - 1.6%
AdvanSix, Inc.	150,452	4,570,732
Core Molding Technologies, Inc. (a)	36,182	622,692
Koppers Holdings, Inc.	102,586	3,747,467
Kronos Worldwide, Inc.	18,788	233,911
Mativ Holdings, Inc.	224,049	3,806,592
Tronox Holdings PLC	689,523	10,087,721
		23,069,115

Communications Equipment - 0.3%
ClearOne, Inc.	27,710	17,152
KVH Industries, Inc. (a)	27,620	133,405
NETGEAR, Inc. (a)	141,976	2,848,038
NetScout Systems, Inc. (a)	41,140	894,795
Network-1 Technologies, Inc.	98,697	138,176
		4,031,566

Construction & Engineering - 0.9%
Concrete Pumping Holdings, Inc. (a)	304,382	1,762,372
Limbach Holdings, Inc. (a)	8,618	652,900
Northwest Pipe Co. (a)	43,652	1,970,015
Orion Group Holdings, Inc. (a)	250,021	1,442,621
Tutor Perini Corp. (a)	268,521	7,293,030
		13,120,938

Construction Machinery & Heavy Transportation Equipment - 1.0%
Commercial Vehicle Group, Inc. (a)	99,361	322,923
Greenbrier Cos., Inc.	151,814	7,725,815
Manitex International, Inc. (a)	85,320	480,352
Manitowoc Co., Inc. (a)	168,500	1,620,970
REV Group, Inc.	380	10,663
Twin Disc, Inc.	13,831	172,749
Wabash National Corp.	184,823	3,546,753
		13,880,225

Consumer Electronics - 0.1%
Koss Corp. (a)	6,223	45,988
Universal Electronics, Inc. (a)	42,980	396,705
.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Consumer Electronics - 0.1% (Continued)
VOXX International Corp. (a)	100,172	$637,094
		1,079,787

Consumer Finance - 3.3%
Atlanticus Holdings Corp. (a)	16,978	595,588
Bread Financial Holdings, Inc.	217,029	10,326,240
Consumer Portfolio Services, Inc. (a)	142,520	1,336,838
Encore Capital Group, Inc. (a)	84,812	4,009,063
Enova International, Inc. (a)	124,793	10,456,405
EZCORP, Inc. - Class A (a)	324,807	3,641,086
Green Dot Corp. - Class A (a)	176,438	2,066,089
LendingClub Corp. (a)	51,557	589,297
LendingTree, Inc. (a)	35,218	2,043,701
Moneylion, Inc. (a)	35,246	1,464,471
Navient Corp.	444,467	6,929,241
Old Market Capital Corp. (a)(d)	26,209	166,427
Oportun Financial Corp. (a)	110,620	310,842
PROG Holdings, Inc.	5,932	287,643
Regional Management Corp.	41,649	1,362,339
World Acceptance Corp. (a)	21,430	2,528,311
		48,113,581

Data Processing & Outsourced Services - 0.2%
Conduent, Inc. (a)	797,654	3,214,546

Distributors - 0.5%
A-Mark Precious Metals, Inc.	16,858	744,449
AMCON Distributing Co.	2,756	399,482
GigaCloud Technology, Inc. - Class A (a)(d)	185,490	4,262,560
Weyco Group, Inc.	36,042	1,226,870
		6,633,361

Diversified Banks - 0.3%
Bank of NT Butterfield & Son Ltd.	130,779	4,823,130

Diversified Financial Services - 0.1%
Alerus Financial Corp.	46,937	1,073,919

Diversified Support Services - 0.2%
Civeo Corp.	95,863	2,626,646

.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Education Services - 1.0%
American Public Education, Inc. (a)	86,299	$1,272,910
Chegg, Inc. (a)	372,434	659,208
Lincoln Educational Services Corp. (a)	64,055	764,817
Perdoceo Education Corp.	358,985	7,983,826
Universal Technical Institute, Inc. (a)	214,215	3,483,136
		14,163,897

Electrical Components & Equipment - 0.1%
Allient, Inc.	40,546	769,969
CBAK Energy Technology, Inc. (a)(d)	310,337	387,921
LSI Industries, Inc.	4,616	74,549
Servotronics, Inc. (a)	1,500	16,950
Ultralife Corp. (a)	14,510	131,170
		1,380,559

Electronic Components - 0.1%
Bel Fuse, Inc. - Class B	10,983	862,275

Electronic Equipment & Instruments - 0.2%
Daktronics, Inc. (a)	226,070	2,918,564

Electronic Manufacturing Services - 1.4%
Benchmark Electronics, Inc.	173,894	7,706,982
Kimball Electronics, Inc. (a)	77,908	1,442,077
Methode Electronics, Inc.	111,804	1,337,176
TTM Technologies, Inc. (a)	545,210	9,950,083
		20,436,318

Environmental & Facilities Services - 0.8%
BrightView Holdings, Inc. (a)	473,857	7,458,509
Enviri Corp. (a)	399,589	4,131,750
		11,590,259

Fertilizers & Agricultural Chemicals - 0.1%
American Vanguard Corp.	64,915	344,049
Intrepid Potash, Inc. (a)	53,773	1,290,552
		1,634,601

Food Distributors - 1.1%
Andersons, Inc.	166,809	8,363,803
SpartanNash Co.	169,695	3,802,865
.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Food Distributors - 1.1% (Continued)
United Natural Foods, Inc. (a)	194,772	$3,276,065
		15,442,733

Food Retail - 0.5%
Ingles Markets, Inc. - Class A	62,902	4,692,489
Natural Grocers by Vitamin Cottage, Inc.	14,812	439,768
Village Super Market, Inc. - Class A	56,795	1,805,513
Weis Markets, Inc.	11,158	769,121
		7,706,891

Footwear - 0.1%
Rocky Brands, Inc.	30,994	987,469

Gold - 0.1%
Caledonia Mining Corp. PLC	69,848	1,044,926

Health Care Distributors - 0.8%
AdaptHealth Corp. (a)	570,900	6,411,207
Owens & Minor, Inc. (a)	337,766	5,299,549
		11,710,756

Health Care Equipment - 0.2%
FONAR Corp. (a)	18,690	302,591
Varex Imaging Corp. (a)	158,873	1,893,766
		2,196,357

Health Care Services - 1.2%
American Shared Hospital Services (a)	11,724	35,758
Cross Country Healthcare, Inc. (a)	128,362	1,725,185
Enhabit, Inc. (a)	167,376	1,322,270
Fulgent Genetics, Inc. (a)	90,402	1,964,436
Pediatrix Medical Group, Inc. (a)	266,838	3,092,653
Premier, Inc. - Class A	428,076	8,561,520
		16,701,822

Health Care Supplies - 0.2%
Avanos Medical, Inc. (a)	63,743	1,531,744
OraSure Technologies, Inc. (a)	359,419	1,534,719
		3,066,463

.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Health Care Technology - 0.0%(b)
CareCloud, Inc. (a)	40,490	$106,894
Multiplan Corp. (a)	44,003	336,183
		443,077

Heavy Electrical Equipment - 0.0%(b)
Broadwind, Inc. (a)	81,211	184,349

Home Furnishings - 0.9%
Bassett Furniture Industries, Inc.	25,419	367,304
Ethan Allen Interiors, Inc.	33,804	1,078,010
Flexsteel Industries, Inc.	22,048	976,506
Hooker Furnishings Corp.	49,188	889,319
La-Z-Boy, Inc.	202,786	8,705,603
Live Ventures, Inc. (a)	17,715	274,051
Lovesac Co. (a)	49,284	1,411,987
		13,702,780

Home Improvement Retail - 0.0%(b)
GrowGeneration Corp. (a)(d)	112,180	238,943

Homebuilding - 1.9%
Beazer Homes USA, Inc. (a)	162,217	5,542,955
Hovnanian Enterprises, Inc. - Class A (a)	29,206	5,968,830
Landsea Homes Corp. (a)	184,148	2,274,228
Legacy Housing Corp. (a)	20,873	570,876
M/I Homes, Inc. (a)	80,355	13,769,633
		28,126,522

Homefurnishing Retail - 0.2%
Haverty Furniture Cos., Inc.	81,645	2,242,788

Household Appliances - 0.1%
Hamilton Beach Brands Holding Co. - Class A	41,657	1,267,622
Traeger, Inc. (a)	145,763	536,408
		1,804,030

Household Products - 0.6%
Central Garden & Pet Co. (a)	45,843	1,671,894
Central Garden & Pet Co. - Class A (a)	241,329	7,577,731
		9,249,625

.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Housewares & Specialties - 0.0%(b)
Lifetime Brands, Inc.	96,093	$628,448

Human Resource & Employment Services - 0.6%
Asure Software, Inc. (a)	16,241	146,981
Heidrick & Struggles International, Inc.	97,144	3,775,016
Kelly Services, Inc. - Class A	196,283	4,202,419
TrueBlue, Inc. (a)	163,742	1,291,924
		9,416,340

Industrial Machinery & Supplies & Components - 0.3%
Eastern Co.	28,388	921,191
Hurco Cos., Inc.	13,977	294,496
Mayville Engineering Co., Inc. (a)	87,017	1,834,318
NN, Inc. (a)	179,637	700,584
Park-Ohio Holdings Corp.	10,874	333,832
Proto Labs, Inc. (a)	14,801	434,705
		4,519,126

Insurance Brokers - 0.0%(b)
Crawford & Co. - Class A	8,718	95,637
Crawford & Co. - Class B	101	1,122
GoHealth, Inc. (a)	22,048	206,810
		303,569

Integrated Telecommunication Services - 0.2%
ATN International, Inc.	77,090	2,493,091

Interactive Media & Services - 0.6%
DHI Group, Inc. (a)	4,594	8,453
Outbrain, Inc. (a)	104,594	508,327
Taboola.com Ltd. (a)	100,380	337,277
Ziff Davis, Inc. (a)	148,175	7,210,195
		8,064,252

Investment Banking & Brokerage - 0.1%
Oppenheimer Holdings, Inc. - Class A	32,891	1,682,704

IT Consulting & Other Services - 0.0%(b)
WidePoint Corp. (a)	27,060	95,792

.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Leisure Products - 1.6%
American Outdoor Brands, Inc. (a)	22,448	$206,971
AMMO, Inc. (a)	571,540	817,302
Clarus Corp.	95,288	428,796
JAKKS Pacific, Inc. (a)	54,413	1,388,620
Johnson Outdoors, Inc. - Class A	18,411	666,478
Latham Group, Inc. (a)	358,927	2,440,704
MasterCraft Boat Holdings, Inc. (a)	77,763	1,416,064
Smith & Wesson Brands, Inc.	73,923	959,520
Solo Brands, Inc. - Class A (a)	401,715	566,418
Topgolf Callaway Brands Corp. (a)	305,336	3,352,589
Vista Outdoor, Inc. (a)	266,421	10,438,375
		22,681,837

Life & Health Insurance - 0.0%(b)
Citizens, Inc. (a)(d)	138,281	500,577

Marine Transportation - 2.2%
Costamare, Inc.	572,708	9,002,970
Genco Shipping & Trading Ltd.	255,775	4,987,613
Golden Ocean Group Ltd.	929,764	12,440,242
Pangaea Logistics Solutions Ltd.	338,679	2,448,649
Safe Bulkers, Inc.	519,967	2,693,429
		31,572,903

Movies & Entertainment - 0.7%
Marcus Corp.	160,976	2,425,908
Sphere Entertainment Co. (a)	171,047	7,556,857
		9,982,765

Multi-line Insurance - 0.4%
Atlantic American Corp.	1,204	2,047
Horace Mann Educators Corp.	163,047	5,698,492
		5,700,539

Office Services & Supplies - 1.4%
ACCO Brands Corp.	435,921	2,384,488
Acme United Corp.	3,830	159,481
ARC Document Solutions, Inc.	255,092	862,211
CompX International, Inc.	1,500	43,815
MillerKnoll, Inc.	359,144	8,892,405
.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Office Services & Supplies - 1.4% (Continued)
NL Industries, Inc.	155,550	$1,155,737
Steelcase, Inc. - Class A	557,744	7,523,967
		21,022,104

Oil & Gas Equipment & Services - 2.4%
Archrock, Inc.	64,719	1,309,913
Bristow Group, Inc. (a)	37,362	1,296,088
DMC Global, Inc. (a)	91,011	1,181,323
Energy Services of America Corp.	8,518	80,921
Forum Energy Technologies, Inc. (a)	12,324	190,529
Geospace Technologies Corp. (a)	46,002	475,661
Helix Energy Solutions Group, Inc. (a)	119,048	1,321,433
Innovex International, Inc. (a)	51,176	751,264
Mammoth Energy Services, Inc. (a)	83,157	340,112
Natural Gas Services Group, Inc. (a)	88,857	1,698,057
NCS Multistage Holdings, Inc. (a)	19,142	382,649
Newpark Resources, Inc. (a)	95,600	662,508
Oil States International, Inc. (a)	354,873	1,632,416
ProFrac Holding Corp. - Class A (a)(d)	554,397	3,764,356
ProPetro Holding Corp. (a)	527,787	4,042,848
Ranger Energy Services, Inc.	124,244	1,479,746
RPC, Inc.	883,490	5,618,996
SEACOR Marine Holdings, Inc. (a)	86,909	838,672
Select Water Solutions, Inc.	574,381	6,392,860
Smart Sand, Inc. (a)	143,983	283,646
Solaris Energy Infrastructure, Inc. - Class A	130,566	1,666,022
		35,410,020

Oil & Gas Exploration & Production - 3.5%
Amplify Energy Corp. (a)	148,106	967,132
Barnwell Industries, Inc. (a)	50,314	113,710
Battalion Oil Corp. (a)	993	6,623
Berry Corp.	388,012	1,994,382
Crescent Energy Co. - Class A	925,301	10,132,046
Diversified Energy Co. PLC (d)	130,589	1,486,103
Epsilon Energy Ltd.	86,251	505,431
Gran Tierra Energy, Inc. (a)	207,067	1,298,310
Gulfport Energy Corp. (a)	71,889	10,880,400
HighPeak Energy, Inc. (d)	173,888	2,413,565
PEDEVCO Corp. (a)	59,991	56,392
PHX Minerals, Inc.	128,844	435,493
PrimeEnergy Resources Corp. (a)	2,838	391,076
.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 3.5% (Continued)
Riley Exploration Permian, Inc.	29,566	$783,203
Ring Energy, Inc. (a)	686,254	1,098,006
SandRidge Energy, Inc.	130,015	1,590,083
Talos Energy, Inc. (a)	819,290	8,479,652
US Energy Corp. (a)	21,448	24,665
VAALCO Energy, Inc.	516,736	2,966,065
Vital Energy, Inc. (a)	183,601	4,938,867
		50,561,204

Oil & Gas Refining & Marketing - 1.8%
Adams Resources & Energy, Inc.	18,542	500,634
Delek US Holdings, Inc.	319,587	5,992,256
FutureFuel Corp.	222,130	1,277,247
Par Pacific Holdings, Inc. (a)	298,528	5,254,093
REX American Resources Corp. (a)	71,921	3,329,223
World Kinect Corp.	298,269	9,219,495
		25,572,948

Oil & Gas Storage & Transportation - 2.5%
Ardmore Shipping Corp.	207,875	3,762,537
Dorian LPG Ltd.	226,259	7,787,835
Golar LNG Ltd.	3,079	113,184
SFL Corp. Ltd.	701,879	8,120,740
Teekay Corp. (a)	678,910	6,245,972
Teekay Tankers Ltd. - Class A (a)	173,347	10,097,463
		36,127,731

Other Specialty Retail - 1.0%
1-800-Flowers.com, Inc. - Class A (a)	340,637	2,701,251
Big 5 Sporting Goods Corp. (d)	115,117	240,595
MarineMax, Inc. (a)	21,473	757,353
ODP Corp. (a)	185,427	5,516,453
Sally Beauty Holdings, Inc. (a)	332,400	4,510,668
Sportsman's Warehouse Holdings, Inc. (a)	120,458	326,441
		14,052,761

Packaged Foods & Meats - 0.7%
B&G Foods, Inc.	315,620	2,802,706
Dole PLC	463,803	7,555,351
Seneca Foods Corp. - Class A (a)	3,428	213,667
		10,571,724

.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Paper & Plastic Packaging Products & Materials - 0.7%
Pactiv Evergreen, Inc.	740,376	$8,521,728
Ranpak Holdings Corp. (a)	306,969	2,004,507
		10,526,235

Paper Products - 0.3%
Clearwater Paper Corp. (a)	106,519	3,040,052
Mercer International, Inc.	281,421	1,905,220
		4,945,272

Passenger Airlines - 2.1%
Allegiant Travel Co.	80,695	4,443,067
JetBlue Airways Corp. (a)	1,289,237	8,457,395
SkyWest, Inc. (a)	172,983	14,707,015
Sun Country Airlines Holdings, Inc. (a)	213,445	2,392,718
		30,000,195

Personal Care Products - 0.5%
Edgewell Personal Care Co.	168,625	6,127,832
Lifevantage Corp.	78,859	952,617
Mannatech, Inc. (a)	5,650	43,788
Natural Alternatives International, Inc. (a)	24,054	137,829
Nature's Sunshine Products, Inc. (a)	7,521	102,436
		7,364,502

Pharmaceuticals - 0.4%
ALT5 Sigma Corp. (a)	16,626	29,428
Assertio Holdings, Inc. (a)(d)	431,913	509,657
Innoviva, Inc. (a)	95,964	1,853,065
Ocuphire Pharma, Inc. (a)	41,315	54,123
Pacira BioSciences, Inc. (a)	218,336	3,285,957
ProPhase Labs, Inc. (a)	3,806	9,210
SCYNEXIS, Inc. (a)	100,346	149,516
		5,890,956

Property & Casualty Insurance - 1.8%
Ambac Financial Group, Inc. (a)	172,849	1,937,637
Donegal Group, Inc. - Class A	95,736	1,411,149
Employers Holdings, Inc.	742	35,594
Fidelis Insurance Holdings Ltd.	355,708	6,424,086
Hallmark Financial Services, Inc. (a)(c)	11,510	1
Heritage Insurance Holdings, Inc. (a)	109,552	1,340,917
Investors Title Co.	2,385	548,073
.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 1.8% (Continued)
James River Group Holdings Ltd.	112,641	$706,259
Mercury General Corp.	9,541	600,892
Stewart Information Services Corp.	85,302	6,375,471
Tiptree, Inc.	112,694	2,205,422
United Fire Group, Inc.	71,070	1,487,495
Universal Insurance Holdings, Inc.	106,057	2,350,223
		25,423,219

Publishing - 0.7%
Gannett Co., Inc. (a)	887,446	4,987,447
Scholastic Corp.	149,908	4,798,555
		9,786,002

Real Estate Development - 0.6%
AMREP Corp. (a)	42,796	1,270,613
Forestar Group, Inc. (a)	243,980	7,897,633
		9,168,246

Real Estate Services - 1.4%
Anywhere Real Estate, Inc. (a)	547,985	2,783,764
Newmark Group, Inc. - Class A	745,371	11,575,612
Opendoor Technologies, Inc. (a)	2,984,778	5,969,556
RE/MAX Holdings, Inc. - Class A	57,118	711,119
		21,040,051

Regional Banks - 24.0%
1st Source Corp.	84,592	5,065,369
ACNB Corp. (d)	47,408	2,070,307
Amalgamated Financial Corp.	124,522	3,906,255
AmeriServ Financial, Inc.	95,016	247,992
Ames National Corp.	8,318	151,637
Arrow Financial Corp.	23,155	663,622
Auburn National BanCorp, Inc.	10,598	242,694
Banc of California, Inc.	206,345	3,039,462
Bank of Marin Bancorp	22,644	454,918
Bank of the James Financial Group, Inc.	19,642	269,881
Bank7 Corp.	32,772	1,227,967
BankUnited, Inc.	227,696	8,297,242
Bankwell Financial Group, Inc.	19,642	588,278
Banner Corp.	92,695	5,520,914
Bar Harbor Bankshares	43,633	1,345,642
BayCom Corp.	32,795	777,897
.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Regional Banks - 24.0% (Continued)
BCB Bancorp, Inc.	73,121	$902,313
Berkshire Hills Bancorp, Inc.	137,820	3,711,493
Blue Ridge Bankshares, Inc. (a)	32,853	91,988
Bridgewater Bancshares, Inc. (a)	16,523	234,131
Brookline Bancorp, Inc.	242,690	2,448,742
Burke & Herbert Financial Services Corp.	108	6,587
Business First Bancshares, Inc.	75,003	1,925,327
Byline Bancorp, Inc.	155,207	4,154,891
C&F Financial Corp.	13,532	789,592
California BanCorp (a)	10,810	159,880
Camden National Corp.	37,892	1,565,697
Capital Bancorp, Inc.	89,110	2,291,018
Capital City Bank Group, Inc.	24,809	875,510
Capitol Federal Financial, Inc.	145,314	848,634
Carter Bankshares, Inc. (a)	80,475	1,399,460
CB Financial Services, Inc.	32,572	910,713
Central Pacific Financial Corp.	86,251	2,545,267
CF Bankshares, Inc.	2,806	60,750
Chemung Financial Corp.	21,245	1,020,185
ChoiceOne Financial Services, Inc.	27,060	836,425
Citizens Community Bancorp, Inc.	58,232	825,147
Citizens Financial Services, Inc.	1,461	85,834
Citizens Holding Co.	4,206	37,980
Civista Bancshares, Inc.	50,135	893,406
CNB Financial Corp.	68,956	1,659,081
Coastal Financial Corp. (a)	11,084	598,425
Colony Bankcorp, Inc.	35,478	550,619
Community Trust Bancorp, Inc.	64,440	3,200,090
Community West Bancshares	76,458	1,472,581
ConnectOne Bancorp, Inc.	136,972	3,431,149
CrossFirst Bankshares, Inc. (a)	147,978	2,469,753
Customers Bancorp, Inc. (a)	21,640	1,005,178
Dime Community Bancshares, Inc.	74,108	2,134,310
Eagle Bancorp Montana, Inc.	22,448	354,454
Eagle Bancorp, Inc.	28,300	639,014
Enterprise Bancorp, Inc.	58,007	1,853,904
Enterprise Financial Services Corp.	117,328	6,014,233
Equity Bancshares, Inc. - Class A	74,396	3,041,308
ESSA Bancorp, Inc.	47,608	915,026
Evans Bancorp, Inc.	3,885	151,398
Farmers National Banc Corp.	10,672	161,361
FB Financial Corp.	138,718	6,510,036
.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Regional Banks - 24.0% (Continued)
Financial Institutions, Inc.	66,450	$1,692,481
Finwise Bancorp (a)	21,448	334,589
First Bancorp	69,180	2,877,196
First Bancorp, Inc.	6,612	174,028
First Bancshares, Inc.	93,066	2,990,211
First Bank	84,509	1,284,537
First Busey Corp.	191,934	4,994,123
First Business Financial Services, Inc.	42,865	1,954,215
First Capital, Inc.	14,030	490,489
First Community Bankshares, Inc.	7,138	308,005
First Community Corp.	21,691	465,055
First Financial Bancorp	291,182	7,346,522
First Financial Corp.	45,854	2,010,698
First Financial Northwest, Inc.	21,348	480,757
First Foundation, Inc.	52,660	328,598
First Guaranty Bancshares, Inc.	40,338	429,600
First Merchants Corp.	209,668	7,799,650
First Mid Bancshares, Inc.	60,114	2,339,036
First National Corp.	13,530	236,775
First Northwest Bancorp	16,936	181,215
First of Long Island Corp.	58,048	747,078
First Savings Financial Group, Inc.	32,198	766,634
First United Corp.	23,713	707,596
First US Bancshares, Inc.	6,612	76,567
First Western Financial, Inc. (a)	21,859	437,180
Flushing Financial Corp.	92,312	1,345,909
Franklin Financial Services Corp.	31,672	954,277
FS Bancorp, Inc.	34,519	1,535,750
FVCBankcorp, Inc. (a)	54,205	707,375
Guaranty Bancshares, Inc.	16,737	575,418
Hanmi Financial Corp.	103,446	1,924,096
HarborOne Bancorp, Inc.	117,790	1,528,914
Hawthorn Bancshares, Inc.	27,169	680,040
Heartland Financial USA, Inc.	107,076	6,071,209
Heritage Commerce Corp.	150,733	1,489,242
Heritage Financial Corp.	113,128	2,462,797
Hilltop Holdings, Inc.	189,856	6,105,769
HMN Financial, Inc.	29,904	834,322
Home Bancorp, Inc.	29,963	1,335,751
HomeTrust Bancshares, Inc.	3,410	116,213
Hope Bancorp, Inc.	410,454	5,155,302
Horizon Bancorp, Inc.	111,394	1,732,177
.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Regional Banks - 24.0% (Continued)
Independent Bank Corp.	79,065	$2,636,818
Independent Bank Corp.	116,043	6,861,623
Independent Bank Group, Inc.	106,272	6,127,644
Investar Holding Corp.	51,524	999,566
Kearny Financial Corp.	158,755	1,090,647
Landmark Bancorp, Inc.	13,613	274,846
LCNB Corp.	55,826	841,298
MainStreet Bancshares, Inc.	32,472	599,108
Mercantile Bank Corp.	52,817	2,309,159
Metrocity Bankshares, Inc.	12,114	370,931
Metropolitan Bank Holding Corp. (a)	38,252	2,011,290
Mid Penn Bancorp, Inc.	35,350	1,054,490
Middlefield Banc Corp.	16,536	476,237
Midland States Bancorp, Inc.	73,651	1,648,309
MidWestOne Financial Group, Inc. (d)	60,114	1,715,052
MVB Financial Corp.	12,354	239,173
National Bank Holdings Corp. - Class A	122,894	5,173,837
Northeast Community Bancorp, Inc.	61,242	1,619,851
Northfield Bancorp, Inc.	122,947	1,426,185
Northrim Bancorp, Inc.	20,697	1,474,040
Northwest Bancshares, Inc.	343,459	4,595,481
Oak Valley Bancorp	38,004	1,009,766
OceanFirst Financial Corp.	126,678	2,354,944
Ohio Valley Banc Corp.	8,418	204,052
Old Point Financial Corp.	18,442	356,299
Old Second Bancorp, Inc.	115,181	1,795,672
OP Bancorp	50,314	627,919
Origin Bancorp, Inc.	85,485	2,749,198
Orrstown Financial Services, Inc.	72,563	2,609,365
Parke Bancorp, Inc.	45,466	950,239
Pathward Financial, Inc.	1,572	103,768
PCB Bancorp	52,040	977,832
Peapack-Gladstone Financial Corp.	48,710	1,335,141
Penns Woods Bancorp, Inc.	27,260	648,379
Peoples Bancorp of North Carolina, Inc.	30,278	768,758
Peoples Bancorp, Inc.	136,348	4,102,711
Peoples Financial Services Corp.	45,345	2,125,774
Pioneer Bancorp, Inc. (a)	57,385	629,513
Plumas Bancorp	2,806	114,429
Ponce Financial Group, Inc. (a)	5,467	63,909
Preferred Bank	46,367	3,720,952
Premier Financial Corp.	88,183	2,070,537
.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Regional Banks - 24.0% (Continued)
Primis Financial Corp.	35,372	$430,831
Princeton Bancorp, Inc.	32,172	1,189,721
Provident Financial Holdings, Inc.	25,657	368,178
Provident Financial Services, Inc.	248,494	4,612,049
QCR Holdings, Inc.	64,027	4,739,919
RBB Bancorp	53,098	1,222,316
Red River Bancshares, Inc.	1,350	70,200
Renasant Corp.	191,077	6,210,002
Republic Bancorp, Inc. - Class A	61,825	4,037,172
Rhinebeck Bancorp, Inc. (a)	50,314	465,404
Riverview Bancorp, Inc.	89,882	423,344
S&T Bancorp, Inc.	130,234	5,465,921
Sandy Spring Bancorp, Inc.	112,409	3,526,270
SB Financial Group, Inc.	37,762	776,387
Shore Bancshares, Inc.	99,639	1,393,950
Sierra Bancorp	74,994	2,165,827
Simmons First National Corp. - Class A	335,775	7,232,594
SmartFinancial, Inc.	67,287	1,960,743
Sound Financial Bancorp, Inc.	7,691	411,469
South Plains Financial, Inc.	92,397	3,134,106
Southern First Bancshares, Inc. (a)	14,430	491,774
Southern Missouri Bancorp, Inc.	19,899	1,124,095
Southern States Bancshares, Inc.	6,768	207,981
Southside Bancshares, Inc.	74,250	2,482,178
Stellar Bancorp, Inc.	139,080	3,600,781
Sterling Bancorp, Inc. (a)	87,445	397,875
Third Coast Bancshares, Inc. (a)	28,253	756,333
Timberland Bancorp, Inc.	50,622	1,531,822
Towne Bank	223,570	7,391,224
TriCo Bancshares	52,834	2,253,370
TrustCo Bank Corp.	71,616	2,368,341
Trustmark Corp.	196,559	6,254,507
Union Bankshares, Inc.	400	10,372
United Bancorp, Inc.	1,509	19,813
United Security Bancshares	49,201	428,541
Unity Bancorp, Inc.	33,303	1,134,300
Univest Financial Corp.	93,691	2,636,465
Veritex Holdings, Inc.	145,638	3,833,192
Virginia National Bankshares Corp.	1,687	70,264
WaFd, Inc.	210,235	7,326,690
Washington Trust Bancorp, Inc.	3,945	127,068
.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Regional Banks - 24.0% (Continued)
WesBanco, Inc.	185,932	$5,537,055
Western New England Bancorp, Inc.	79,545	676,133
		348,021,682

Reinsurance - 0.8%
Greenlight Capital Re Ltd. - Class A (a)	66,852	912,530
SiriusPoint Ltd. (a)	705,727	10,120,125
		11,032,655

Research & Consulting Services - 0.3%
Mistras Group, Inc. (a)	193,514	2,200,254
Resources Connection, Inc.	158,430	1,536,771
		3,737,025

Restaurants - 0.3%
Ark Restaurants Corp.	19,742	236,707
Biglari Holdings, Inc. - Class B (a)	9,118	1,568,387
El Pollo Loco Holdings, Inc. (a)	167,003	2,287,941
Flanigan's Enterprises, Inc.	14,030	374,601
Good Times Restaurants, Inc. (a)	37,884	103,044
		4,570,680

Semiconductor Materials & Equipment - 0.5%
AXT, Inc. (a)	138,499	335,168
Photronics, Inc. (a)	247,742	6,134,092
Trio-Tech International (a)	34,478	191,008
		6,660,268

Semiconductors - 0.1%
Alpha & Omega Semiconductor Ltd. (a)	40,303	1,496,047
Magnachip Semiconductor Corp. (a)	106,709	498,331
		1,994,378

Specialized Finance - 0.4%
Acacia Research Corp. (a)	76,545	356,700
Banco Latinoamericano de Comercio Exterior SA	138,795	4,509,449
SWK Holdings Corp. (a)	51,880	897,005
		5,763,154

Specialty Chemicals - 0.7%
Alto Ingredients, Inc. (a)	241,977	389,583
Ecovyst, Inc. (a)	304,606	2,086,551
.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Specialty Chemicals - 0.7% (Continued)
Rayonier Advanced Materials, Inc. (a)	339,592	$2,906,908
Valhi, Inc.	138,849	4,633,391
		10,016,433

Steel - 2.1%
Ascent Industries Co. (a)	42,644	413,647
Friedman Industries, Inc.	34,878	558,746
Metallus, Inc. (a)	240,409	3,565,265
Olympic Steel, Inc.	57,871	2,256,969
Radius Recycling, Inc. - Class A	126,884	2,352,429
Ramaco Resources, Inc. (a)	115,017	1,345,699
Ryerson Holding Corp.	192,767	3,837,991
SunCoke Energy, Inc.	462,035	4,010,464
Universal Stainless & Alloy Products, Inc. (a)	35,278	1,362,789
Warrior Met Coal, Inc.	176,592	11,284,229
		30,988,228

Systems Software - 0.1%
Adeia, Inc.	132,316	1,575,884

Technology Distributors - 0.4%
ScanSource, Inc. (a)	129,713	6,230,115

Technology Hardware, Storage & Peripherals - 0.5%
Eastman Kodak Co. (a)	342,460	1,616,411
Xerox Holdings Corp.	560,536	5,818,364
		7,434,775

Textiles - 0.0%(b)
Crown Crafts, Inc.	42,946	206,141
Unifi, Inc. (a)	36,304	266,471
		472,612

Trading Companies & Distributors - 1.4%
BlueLinx Holdings, Inc. (a)	44,968	4,740,527
DNOW, Inc. (a)	535,660	6,926,084
Hudson Technologies, Inc. (a)	170	1,418
MRC Global, Inc. (a)	283,140	3,607,204
Titan Machinery, Inc. (a)	19,038	265,199
Willis Lease Finance Corp.	33,008	4,911,920
		20,452,352

.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Transaction & Payment Processing Services - 0.6%
BM Technologies, Inc. (a)	23,640	$80,376
Paysafe Ltd. (a)	238,448	5,348,389
Repay Holdings Corp. (a)	355,041	2,897,134
		8,325,899

Wireless Telecommunication Services - 1.1%
Telephone and Data Systems, Inc.	464,465	10,798,811
United States Cellular Corp. (a)	90,732	4,958,504
		15,757,315
TOTAL COMMON STOCKS (Cost $1,226,028,614)		1,447,965,082

CLOSED END FUNDS - 0.0%(b)
Logan Ridge Finance Corp.	14,130	345,479
Medallion Financial Corp.	16,260	132,357
TOTAL CLOSED END FUNDS (Cost $463,156)		477,836

CONTINGENT VALUE RIGHTS - 0.0%(b)
Communication Systems/Pineapple Holdings (a)(c)	3,750	1,387
Resolute Forest Products (a)(c)	236,000	68,440
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		69,827

REAL ESTATE INVESTMENT TRUSTS - 0.0%(b)
Transcontinental Realty Investors, Inc. (a)	1,400	40,306
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $62,286)		40,306

WARRANTS - 0.0%(b)	Contracts	Value
Oil & Gas Drilling - 0.0%(b)
Nabors Industries Ltd., Expires 06/11/2026, Exercise Price $166.67 (a)	5,200	28,132
TOTAL WARRANTS (Cost $0)		28,132

PREFERRED STOCKS - 0.0%(b)	Shares	Value
Air Freight & Logistics - 0.0%(b)
Air T Funding 8.00%, 06/07/2049	529	9,231
TOTAL PREFERRED STOCKS (Cost $11,003)		9,231

SHORT-TERM INVESTMENTS - 0.8%
Investments Purchased with Proceeds from Securities Lending - 0.7%
First American Government Obligations Fund - Class X, 4.82% (e)	9,963,925	9,963,925

.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 0.8% (CONTINUED)	Shares	Value
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.82% (e)	1,415,235	$1,415,235
TOTAL SHORT-TERM INVESTMENTS (Cost $11,379,160)		11,379,160

TOTAL INVESTMENTS - 100.6% (Cost $1,237,944,219)		$1,459,969,574
Liabilities in Excess of Other Assets - (0.6)%		(9,326,420)
TOTAL NET ASSETS - 100.0%		$1,450,643,154

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $69,848 or 0.0% of net assets as of September 30, 2024.
(d)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $9,632,720 which represented 0.7% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
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EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

EA Bridgeway Omni Small-Cap Value ETF (the "Fund") has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$1,447,590,460	$374,601	$21	$1,447,965,082
Closed End Funds	477,836	—	—	477,836
Contingent Value Rights	—	—	69,827	69,827
Real Estate Investment Trusts	40,306	—	—	40,306
Warrants	28,132	—	—	28,132
Preferred Stocks	9,231	—	—	9,231
Investments Purchased with Proceeds from Securities Lending	9,963,925	—	—	9,963,925
Money Market Funds	1,415,235	—	—	1,415,235
Total Investments in Securities	$1,459,525,125	$374,601	$69,848	$1,459,969,574

Refer to the Schedule of Investments for additional information.

During the fiscal period ended September 30, 2024, the Fund did invest in Level 3 investments. Transfers between levels are recognized at the end of the reporting period.

	Common Stocks	Contingent Value Rights
Value, Beginning of Period	$1	$69,827
Purchases	—	—
Proceeds from Sales	—	—
Net Realized Gains (Losses)	—	—
Change in Unrealized Appreciation (Depreciation)	—	—
Transfers In/(Out) of Level 3	20	—
Value, End of Period	21	69,827

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EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited) (Continued)

Significant unobservable valuation inputs monitored by the Valuation Designee under the supervision of the Adviser for Level 3 investments as of September 30, 2024, for the Fund are as follows:

	Fair Value at September 30, 2024	Valuation Technique	Unobservable Input	Input Values (Ranges)
Contingent Value Rights	$68,440	Projected Final Distribution	Discount of Projected Distribution	$0.29
Contingent Value Rights	$1,387	Projected Final Distribution	Discount of Projected Distribution	$0.37
Common Stock	$1	Last Trade Price	Last Trade Price	$0.0001- $0.0026
Common Stock	$20	Last Trade Price	Last Trade Price	$0.0005- $0.58
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